Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	P3 Health Partners Inc.
Entity Central Index Key	0001832511
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant's Annual Report on Form 10 K and certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment.